Investments (Tables)	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Schedule of marketable securities
The Company’s marketable securities consisted of the following as of December 31, 2011 and 2012:

	As of December 31, 2011	As of December 31, 2012
	(in thousands)
Corporate debt securities	$11,057	$30,181
Government and agency securities	11,304	5,314
Commercial paper	4,246	9,293
Certificates of deposit	3,000	1,552
Municipal bonds	—	511
Total marketable securities	29,607	46,851
Less: classified as current	(28,606)	(42,073)
Total long-term marketable securities	$1,001	$4,778

Schedule of gross unrealized gains and losses on marketable securities designated as available-for-sale
The following tables summarize gross unrealized gains and losses as of December 31, 2011 and 2012 on the Company’s marketable securities designated as available-for-sale:

	As of December 31, 2011
	Amortized Cost	Gross Unrealized Losses	Gross Unrealized Gains	Estimated Fair Value
	(in thousands)
Corporate debt securities	$11,069	$(12)	$—	$11,057
Government and agency notes	11,306	(2)	—	11,304
Commercial paper	4,246	—	—	4,246
Certificates of deposit	3,000	—	—	3,000
	$29,621	$(14)	$—	$29,607

	As of December 31, 2012
	Amortized Cost	Gross Unrealized Losses	Gross Unrealized Gains	Estimated Fair Value
	(in thousands)
Corporate debt securities	$30,173	$—	$8	$30,181
Government and agency notes	5,311	—	3	5,314
Commercial paper	9,292	—	1	9,293
Certificates of deposit	1,552	—	—	1,552
Municipal bonds	511	—	—	511
	$46,839	$—	$12	$46,851